Derivative Instruments And Hedging Activities (Tables)	6 Months Ended	12 Months Ended
	Jun. 28, 2012	Dec. 29, 2011
Derivative Instruments And Hedging Activities [Abstract]
Schedule Of Estimated Fair Value Of Derivative Instruments

		Fair Value of Derivative Liability as of
	Balance Sheet Location	June 28, 2012	December 29, 2011
Derivatives designated as hedging instruments in cash flow hedges:
Current portion of interest rate swap agreements	Current Liabilities	$5.1	$18.0
Interest rate swap agreements	Other Liabilities	8.0	35.1

Derivatives not designated as hedging instruments:
Current portion of interest rate swap agreements	Current Liabilities	5.1	6.0
Interest rate swap agreements	Other Liabilities	8.0	11.7
Total derivatives		$26.2	$70.8

Liability derivatives
	As of December 29, 2011		As of December 30, 2010
	Balance sheet location	Fair value	Balance sheet location	Fair value

Derivatives designated as hedging instruments in cash flow hedges:
Current portion of interest rate swap agreements...............................	Current Liabilities	$ 18.0	Current Liabilities	$ 19.0
Interest rate swap agreements.....................................................................	Other Liabilities	$ 35.1	Other Liabilities	$ 34.1

Derivatives not designated as hedging instruments:
Current portion of interest rate swap agreements...............................	Current Liabilities	$ 6.0	Current Liabilities	$ 6.3
Interest rate swap agreements.....................................................................	Other Liabilities	$ 11.7	Other Liabilities	$ 11.4

Total derivatives..................................................................................................		$ 70.8		$ 70.8

Schedule Of The Effect Of Derivatives On The Financial Statements

	Unrealized Gain (Loss) Recognized in NCM LLC’s Other Comprehensive Income (Pre-tax)				Realized Loss Recognized in Interest on Borrowings (Pre-tax)
	Quarters Ended		Six Months Ended		Quarters Ended		Six Months Ended
	June 28, 2012	June 30, 2011	June 28, 2012	June 30, 2011	June 28, 2012	June 30, 2011	June 28, 2012	June 30, 2011
Interest Rate Swaps	$26.0	$(9.6)	$23.8	$(9.6)	$(2.4)	$(4.9)	$(7.0)	$(9.8)

	Unrealized gain (loss) recognized in NCM LLC’s other comprehensive income (pre-tax) for the years ended			Realized (loss) recognized in interest on borrowings (pre-tax) for the years ended
	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009

Interest Rate Swaps..........................................................................	$ (18.1)	$ (30.3)	$ 9.3	$ (19.5)	$ (19.4)	$ (16.7)

Schedule Of The Effect Of Derivatives Not Designated As Hedging Instruments On The Financial Statements

		Gain (Loss) Recognized in Non-Operating Expenses (Pre-tax)
		Quarters Ended		Six Months Ended
Derivative Instruments not Designated as Hedging Instruments	Income Statement Location	June 28, 2012	June 30, 2011	June 28, 2012	June 30, 2011
Realized loss on derivative instruments	Interest on borrowings	$(1.4)	$(1.6)	$(3.0)	$(3.2)
Gain (loss) from change in fair value on cash flow hedges	Change in derivative fair value	0.8	(1.7)	1.5	(0.2)
Amortization of AOCI on discontinued cash flow hedges	Change in derivative fair value	(0.8)	(0.3)	(1.1)	(0.6)
Total		$(1.4)	$(3.6)	$(2.6)	$(4.0)

Gain or (loss) recognized in non-operating expenses (pre-tax) for the years ended
	December 29, 2011	December 30, 2010	December 31, 2009

Interest on borrowings........................................................................................................	$ (6.5)	$ (6.2)	$ (6.2)
Change in derivative fair value.....................................................................................	(1.3)	(5.3)	7.0

Total.............................................................................................................................................	$ (7.8)	$ (11.5)	$ 0.8